As filed with the Securities and Exchange Commission on March 2, 2000.
------------------------------------------------------------------------------

                                                             File Nos. 033-35412
                                                                       811-06116

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                         POST-EFFECTIVE AMENDMENT NO. 25

                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                                AMENDMENT NO. 27

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                           (Exact Name of Registrant)

                        NORTHBROOK LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                        NORTHBROOK LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
                (Name and Complete Address of Agent for Service)

                                   COPIES TO:

ANGELA M. KING, ESQUIRE                      DANIEL J. FITZPATRICK, ESQUIRE
ALLSTATE LIFE INSURANCE COMPANY              DEAN WITTER REYNOLDS INC.
3100 SANDERS ROAD, SUITE J5B                 TWO WORLD TRADE CENTER
NORTHBROOK, ILLINOIS 60062                   NEW YORK, NEW YORK  10048


            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

     __ immediately  upon filing pursuant to paragraph (b) of Rule 485
     __ on (date)  pursuant to  paragraph  (b) of Rule 485
      X 60 days after filing pursuant to paragraph (a)(1) of Rule 485 __ on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Units of Interest in the Northbrook Variable Annuity Account II under Deferred Variable Annuity Contracts.

                                Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the sole purpose of amending the registration statement to reflect (a) the substitution of a new income benefit option and (b) the substitution of a new income and death benefit option, both of which Registrant proposes to make available on or about May 1, 2000 under the contracts described in the registration statement. The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein. Prior to May 1, 2000, Registrant intends to file a subsequent post-effective amendment, including revised prospectuses and a statement of additional information, that will incorporate the changes set out in this Amendment.

PART A
------
Each prospectus contained in the registration statement is amended as follows:

1.   The  following  terms shall be added to the  sections  entitled  "Important
     Terms":


                  Income and Death Benefit Combination Option
                  Income Benefit Combination Option

     The following terms shall be deleted from the sections entitled "Important Terms":

                  Performance Benefit Combination Option
                  Performance Income Benefit Option


2. In the sections entitled "The Contract at a Glance," the language contained in the first bullet under the heading "Expenses" shall be replaced with the following:

     (AssetManager Contract)

     o Total Variable Account annual fees equal to 1.59% of average daily net assets (1.72% if you select the Enhanced Death Benefit Option or the Performance Death Benefit Option, 1.83% if you select the Death Benefit Combination Option, 1.89% if you select the Income Benefit Combination Option, and 2.09% if you select the Income and Death Benefit Combination Option)

     (Variable Annuity II Contract)

     o Total Variable Account annual fees equal to 1.35% of average daily net assets (1.48% if you select the Enhanced Death Benefit Option or the Performance Death Benefit Option, 1.59% if you select the Death Benefit Combination Option, 1.65% if you select the Income Benefit Combination Option, and 1.85% if you select the Income and Death Benefit Combination Option)

3. The information contained under the headings "Variable Account Annual Expenses" in the expense table shall be replaced with the following:

     (AssetManager Contract)


                  Mortality and Expense Risk Charge               1.49%*
                  -------------------------------------------------------
                  Administrative Expense Charge                   0.10%
                  -------------------------------------------------------
                  Total Variable Account Annual Expenses          1.59%
                  -------------------------------------------------------


                  * If you select the Enhanced Death Benefit Option or the Performance Death Benefit Option, the mortality and expense risk charge is 1.62%. If you select the Death Benefit Combination Option, the mortality and expense risk charge is 1.73%. If you select the Income Benefit Combination Option, the mortality and expense risk charge is 1.79%, and if you select the Income and Death Benefit Combination Option, the mortality and expense risk charge is 1.99%.

     (Variable Annuity II Contract)

                  Mortality and Expense Risk Charge               1.25%*
                  -------------------------------------------------------
                  Administrative Expense Charge                   0.10%
                  -------------------------------------------------------
                  Total Variable Account Annual Expenses          1.35%
                  -------------------------------------------------------


                  * If you select the Enhanced Death Benefit Option or the Performance Death Benefit Option, the mortality and expense risk charge is 1.38%. If you select the Death Benefit Combination Option, the mortality and expense risk charge is 1.49%. If you select the Income Benefit Combination Option, the mortality and expense risk charge is 1.55%, and if you select the Income and Death Benefit Combination Option, the mortality and expense risk charge is 1.75%.

4. The examples following the expense tables shall include the following charts (to be completed by amendment):


     (With  Income Benefit Combination Option)

      Name of Sub-Account           1 Year  3 Years  5 Years  10 Years
      -------------------           ------  -------  -------  --------

     (With  Income and Death Benefit Combination Option )

      Name of Sub-Account           1 Year  3 Years  5 Years  10 Years
      -------------------           ------  -------  -------  --------


     The language contained in the last bullet under Example 1 shall be replaced with the following:

     o    elected the Death Benefit Combination Option.

     The fourth and fifth sentences of the paragraph following Example 2 shall be replaced with the following:

     (AssetManager Contract)

     The above examples assume the election of the Death Benefit Combination Option, with a mortality and expense risk charge of 1.73%. If this option was not elected, the expense figures shown above would be slightly lower.

     (Variable Annuity II Contract)

     The above examples assume the election of the Death Benefit Combination Option, with a mortality and expense risk charge of 1.49%. If this option was not elected, the expense figures shown above would be slightly lower.

5. The second sentence of the third paragraph under the headings "Accumulation Unit Value" shall be replaced with the following:


     We also determine a separate set of Accumulation Unit Values that reflect the cost of the Enhanced Death Benefit Option or the Performance Death Benefit Option, a third set of Accumulation Unit Values that reflect the cost of the Death Benefit Combination Option , a fourth set of Accumulation Unit Values that reflect the cost of the Income Benefit Combination Option, and a fifth set of Accumulation Unit Values that reflect the cost of the Income and Death Benefit Combination Option.

6. The first sentence of the first paragraph under the headings "Mortality and Expense Risk Charge" shall be replaced with the following:


     (AssetManager Contract)

     We deduct a mortality and expense risk charge daily at an annual rate of 1.49% of the average daily net assets you have invested in the Variable Sub-Accounts (1.62% if you select either the Enhanced Death Benefit Option or the Performance Death Benefit Option, 1.73% if you select the Death Benefit Combination Option, 1.79% if you select the Income Benefit
     Combination Option, and 1.99% if you select the Income and Death Benefit Combination Option).


     (Variable Annuity II Contract)

     We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.38% if you select either the Enhanced Death Benefit Option or the Performance Death Benefit Option, 1.49% if you select the Death Benefit Combination Option, 1.55% if you select the Income Benefit
     Combination Option, and 1.75% if you select the Income and Death Benefit Combination Option).

     The last sentence of the first paragraph under the headings "Mortality and Expense Risk Charge" shall be replaced with the following:

          We charge an additional amount for the Death Benefit Options, the Income Benefit Combination Option and the Income and Death Benefit Combination Option to compensate us for the additional risk that we accept by providing these Options.


7. The sections entitled "Performance Income Benefit" shall be replaced with the following:



     INCOME BENEFIT COMBINATION OPTION

          The Income Benefit Combination is an optional benefit that you may add to your Contract.

          To exercise your Income Benefit Combination Option, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after the tenth anniversary of the Rider Date, and within 30 days after a Contract Anniversary. In addition, you must apply your Income Benefit Combination Option to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

     1. 10 years, if the youngest Annuitant's age is 80 or less on the date you apply the Benefit, or

     2. 5 years, if the youngest Annuitant's age is greater than 80 on the date you apply the Benefit.

               If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan. The Income Benefit Combination Option may not be available in all states.

               Income Base

     The Income Base is the greater of Income Base A or Income Base B.

               Income Base is used solely for the purpose of calculating the Guaranteed Income Benefit and does not provide a Contract Value or guarantee performance of any investment option.

     Income Base A

o    On the Rider Date, Income Base A is equal to the Contract Value

o After the Rider Date, Income Base A is recalculated as follows on the Contract Anniversary and when a purchase payment or withdrawal is made

o For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment

o For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below)

o On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

     In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

     We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a natural person). After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.

     Income Base B

     On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest owner or Annuitant (if the Contract owner is not a natural person).

     Withdrawal Adjustment

     The adjustment is equal to (1) divided by (2), with the result multiplied by (3) where:

          (1)  = the withdrawal amount

          (2)  = the Contract Value

          (3)  = the most recently calculated Income Base

     The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

     You may also elect the Income and Death Benefit Combination Option which combines the features of the Income Benefit Combination Option with the features of the Death Benefit Combination Option (described below).

8. The sections entitled "Performance Benefit Combination Option" under the heading "Death Benefit Options" shall be replaced with the following:

     Income and Death Benefit Combination Option. You may also elect the Income and Death Benefit Combination Option which combines the features of the Income Benefit Combination Option (described above) with the features of the Death Benefit Combination Option.

     The last paragraph under the headings "Death Benefit Options" shall be replaced with the following:

     None of the Enhanced Death Benefit, the Performance Death Benefit, the Income and Death Benefit Combination, or the Death Benefit Combination will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract. [verify accuracy]


9.       Replace designated tables in Appendices A as follows:


(AssetManager Contract)

          Replace  table  entitled   "Accumulation  Unit  Value  and  Number  of
          Accumulation Units Outstanding for Each Variable Sub-Account" with the following three tables (to be completed by amendment):

          Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account

For the Years Beginning January 1* and Ending December 31,

                                          1998            1999
                                          ----            ----
VARIABLE SUB-ACCOUNT


         * The AssetManager Contracts were first made available for all of the above Variable Sub-Accounts on July 20, 1998. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of .10%.



          Accumulation Unit Values and Number of Accumulation Units Outstanding for Each Sub-Account Since Inception for Contracts with the Enhanced Death Benefit Option or the Performance Death Benefit Option

For the Years Beginning January 1* and Ending December 31,

                                                    1998            1999
                                                    ----            ----
VARIABLE SUB-ACCOUNT



         *Contracts with the Enhanced Death Benefit Option and the Performance Death Benefit Option were first made available for all of the above Variable Sub-Accounts on July 20, 1998. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.62% and an administrative expense charge of .10%.



          Accumulation Unit Values and Number of Accumulation Units Outstanding for Each Sub-Account Since Inception for Contracts with the Death Benefit Combination Option

        For the Period Beginning May 2* and Ending December 31, 1999

VARIABLE SUB-ACCOUNT


         *Contracts with the Death Benefit Combination Option were first made available for all of the above Variable Sub-Accounts on May 2, 1999. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.73% and an administrative expense charge of .10%. The Income Benefit Combination Option and Income and Death Benefit Combination Option were made available for the Contracts as of the date if this prospectus.

(Variable Annuity II Contract)

         Replace table entitled "Accumulation Unit Values and Number of Accumulation Units Outstanding for Each Sub-Account Since Inception for Contracts with the Enhanced Death Benefit Option, the Performance Death Benefit Option or the Performance Income Benefit Option" with the following table (to be completed by amendment):


          Accumulation Unit Values and Number of Accumulation Units Outstanding for Each Sub-Account Since Inception for Contracts with the Enhanced Death Benefit Option or the Performance Death Benefit Option

For the Years Beginning January 1* and Ending December 31,

                                1995 1996 1997 1998 1999
                                ---- ---- ---- ---- ----
VARIABLE SUB-ACCOUNT



                  * Contracts with the Enhanced Death Benefit Option and the Performance Death Benefit Option were first made available for all of the above Variable Sub-Accounts on October 30, 1995, except that they became available for the Income Builder Variable Sub-Account on January 21, 1997, and for the Equity Growth, International Magnum, Emerging Markets, Emerging Growth, Aggressive Equity, S&P 500 Index, and Competitive Edge" Best Ideas' Variable Sub-Accounts on the day those Variable Sub-Accounts commenced operations. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of .10%. The additional .13% mortality and expense risk charge is applicable to Contract owners who selected the Enhanced Death Benefit Option or the Performance Death Benefit Option.

         Replace table entitled "Accumulation Unit Values and Number of Accumulation Units Outstanding for Each Sub-Account Since Inception for Contracts with the Performance Benefit Combination Option" with the following table (to be completed by amendment):

          Accumulation Unit Values and Number of Accumulation Units Outstanding for Each Sub-Account Since Inception for Contracts with the Death Benefit Combination Option

           For the Period Beginning May 2* and Ending December 31, 1999

VARIABLE SUB-ACCOUNT



                  * Contracts with the Death Benefit Combination Option were first made available for all of the above Variable Sub-Accounts on May 2, 1999. The Accumulation Unit Values in
                  this table reflect a mortality and expense risk charge of 1.49% and an administrative expense Charge of .10%. The additional .24% mortality and expense risk charge is applicable to Contract owners who selected the Death Benefit Combination Option. The Income Benefit Combination Option and Income and Death Benefit Combination Option were made available for the Contracts as of the date if this prospectus.



PART B
-------

The statement of additional information contained in the registration statement is amended as follows:


1. The section entitled "Performance Information" shall include the following sentence:


     The Income Benefit Combination Option and Income and Death Benefit Combination Option were first made available on May 1, 2000. Accordingly, performance figures for Contracts with the Income Benefit Combination Option or Income and Death Benefit Combination Option for periods prior to that time are based on the actual historical performance of the Sub-Accounts or Portfolios, adjusted to reflect the fee associated with the respective Option.

2.   The  last  sentence  of  the  fifth  paragraph  of  the  section   entitled
     "Standardized Total Returns" shall be replaced with the following:

     In addition, performance figures for periods prior to the availability of an optional death benefit, the Income Benefit Combination Option, the
     Income and Death Benefit Combination Option, or the Death Benefit Combination Option have been adjusted to reflect the current charge for such features as if they had been available throughout the periods shown.


3.   The  last  sentence  of  the  third  paragraph  of  the  section   entitled
     "Non-Standardized Total Returns" shall be replaced with the following:


     Performance figures for periods prior to the availability of an optional death benefit, the Income Benefit Combination Option, the Income and Death Benefit Combination Option, or the Death Benefit Combination Option have been adjusted to reflect the current charge for such features as if they had been available throughout the periods shown.

4. The tables in the sections entitled "Standardized Total Returns" and "Non-Standardized Total Returns" shall be deleted and replaced with the following tables(to be completed by amendment):


(ASSETMANAGER CONTRACT)

(WITHOUT AN OPTIONAL  DEATH  BENEFIT  PROVISION  OR INCOME  BENEFIT  COMBINATION
OPTION)

                                                               10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                           --------------------------------------------------



(WITH AN OPTIONAL DEATH BENEFIT PROVISION)

                                                               10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                           --------------------------------------------------



(WITH THE DEATH BENEFIT COMBINATION OPTION)

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                           --------------------------------------------------



(WITH THE INCOME BENEFIT COMBINATION OPTION)

                                                                 10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                           --------------------------------------------------



(WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION)

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                           --------------------------------------------------



(VARIABLE ANNUITY II CONTRACT)

(WITHOUT AN OPTIONAL  DEATH  BENEFIT  PROVISION  OR INCOME  BENEFIT  COMBINATION
OPTION)

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                           --------------------------------------------------



(WITH AN OPTIONAL DEATH BENEFIT PROVISION)

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                           --------------------------------------------------



(WITH THE DEATH BENEFIT COMBINATION OPTION)

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                           --------------------------------------------------



(WITH THE INCOME BENEFIT COMBINATION OPTION)

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                           --------------------------------------------------



(WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION)

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                           --------------------------------------------------



5. The last sentence of the second paragraph of the section entitled "Adjusted Historical Total Returns" shall be replaced with the following:


          Where the returns included in the following tables give effect to one or more of the optional death benefit provisions, the Income Benefit Combination Option, the Income and Death Benefit Combination Option, or the Death Benefit Combination Option, the performance figures have been adjusted to reflect the current charge for the feature as if that feature had been available throughout the periods shown.

6. The tables in the section entitled "Adjusted Historical Total Returns" shall be deleted and replaced with the following tables(to be completed by amendment):


(ASSETMANAGER CONTRACT)

(WITHOUT AN OPTIONAL  DEATH  BENEFIT  PROVISION  OR INCOME  BENEFIT  COMBINATION
OPTION)

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                           --------------------------------------------------



(WITH AN OPTIONAL DEATH BENEFIT PROVISION)

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                           --------------------------------------------------



(WITH THE DEATH BENEFIT COMBINATION OPTION)

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                           --------------------------------------------------



(WITH THE INCOME BENEFIT COMBINATION OPTION)

                                                                 10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                           --------------------------------------------------



(WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION)

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                           --------------------------------------------------



(VARIABLE ANNUITY II CONTRACT)

(WITHOUT AN OPTIONAL  DEATH  BENEFIT  PROVISION  OR INCOME  BENEFIT  COMBINATION
OPTION)

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                           --------------------------------------------------



(WITH AN OPTIONAL DEATH BENEFIT PROVISION)

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                           --------------------------------------------------



(WITH THE DEATH BENEFIT COMBINATION OPTION)

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                           --------------------------------------------------



(WITH THE INCOME BENEFIT COMBINATION OPTION)

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                           --------------------------------------------------



(WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION)

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                           --------------------------------------------------

PART C

Part C is hereby amended to include the following exhibits:


Item 24(b). EXHIBITS

(4)      Form of Contract Riders and Amendment

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement, as amended, to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Northfield, State of Illinois, on the 2nd day of March, 2000.

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                                  (REGISTRANT)

                      BY: NORTHBROOK LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

(SEAL)


                                      By: /s/MICHAEL J. VELOTTA
                                      --------------------------
                                      Michael J. Velotta
                                      Vice President, Secretary and
                                          General Counsel

As required by the Securities Act of 1933, this Registration Statement, as amended, has been duly signed below by the following Directors and Officers of Northbrook Life Insurance Company on the 2nd day of March, 2000.


*/THOMAS J. WILSON, II              President and Chief Operating Officer
----------------------
Thomas J. Wilson, II

/s/MICHAEL J. VELOTTA               Vice President, Secretary, General Counsel
----------------------                and Director
Michael J. Velotta


*/JOHN R. HUNTER                    Vice President and Director
----------------
John R. Hunter


*/KEVIN R. SLAWIN                   Vice President and Director
------------------                   (Principal Financial Officer)
Kevin R. Slawin


*/CASEY J. SYLLA                    Chief Investment Officer and Director
-----------------
Casey J. Sylla


*/SAMUEL H. PILCH                   Controller
----------------------               (Principal Accounting Officer)
Samuel H. Pilch


*/ By Michael J. Velotta, pursuant to Power of Attorney, previously filed.

                                  EXHIBIT LIST

The following exhibit is filed herewith:

EXHIBIT NO.                DESCRIPTION

(4)                     Form of Contract Riders and Amendment